Consolidated Statement of Financial Position - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 2,830,526	$ 11,657,315
Trade and other receivables	1,925,593	1,387,573
Inventories	1,772,363	1,584,608
Other current assets	3,486,744	96,841
Total Current Assets	10,015,226	14,726,337
Non-Current Assets
Property, plant and equipment	113,950	154,347
Inventories	666	669,285
Total Non-Current Assets	114,616	823,632
TOTAL ASSETS	10,129,842	15,549,969
Current Liabilities
Trade and other payables	1,529,435	2,135,852
Employee benefit obligations	391,503	522,571
Other current liabilities	45,272	40,556
Total Current Liabilities	1,966,210	2,698,979
Non-Current Liabilities
Employee benefit obligations	22,722	8,605
Other non-current liabilities	71,855	132,941
Total Non-Current Liabilities	94,577	141,546
TOTAL LIABILITIES	2,060,787	2,840,525
NET ASSETS	8,069,055	12,709,444
EQUITY
Issued capital	88,872,756	88,504,043
Reserves	1,639,504	3,173,797
Accumulated losses	(82,443,205)	(78,968,396)
TOTAL EQUITY	$ 8,069,055	$ 12,709,444